Leases, Other Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Other Information [Abstract]
Weighted-average remaining lease term for operating leases	10 years 8 months 12 days	12 years
Weighted-average discount rate for operating leases	2.85%	2.84%